Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Liabilities
Schedule of other current liabilities

	Thousands of Euros
	31/12/2024	31/12/2023 (*)
Salaries payable	240,650	237,099
Other current debts	6,912	7,074
Deferred income	36,500	28,870
Advances received	34,365	10,323
Other current liabilities	318,427	283,366

(*) Restated figures (Note 2.d)